INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Schedule of principal in non-consolidated companies) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies	$ 821,571	$ 751,475	$ 471,306
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held by non-consolidated companies	20.40%
Investments in non-consolidated companies	$ 725,705	681,711	$ 422,948
Other non-consolidated companies
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies	$ 5,307	$ 5,624
Brazil | Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held by non-consolidated companies	34.39%	34.39%
Investments in non-consolidated companies	$ 725,705	$ 681,711
Mexico | Techgen S.A. de C.V.
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held by non-consolidated companies	48.00%	48.00%
Investments in non-consolidated companies	$ 90,559	$ 64,140